Shareholder Report, Holdings (Details)	May 31, 2024
Thompson LargeCap Fund | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Thompson LargeCap Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Thompson LargeCap Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Thompson LargeCap Fund | Qualcomm, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thompson LargeCap Fund | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thompson LargeCap Fund | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thompson LargeCap Fund | Pfizer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thompson LargeCap Fund | Visa, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thompson LargeCap Fund | Warner Bros Discovery, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thompson LargeCap Fund | PayPal Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thompson LargeCap Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Thompson LargeCap Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Thompson LargeCap Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Thompson LargeCap Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Thompson LargeCap Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Thompson LargeCap Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Thompson LargeCap Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Thompson LargeCap Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thompson LargeCap Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thompson LargeCap Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Thompson MidCap Fund | Warner Bros Discovery, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Thompson MidCap Fund | NXP Semiconductors NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thompson MidCap Fund | Calix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thompson MidCap Fund | Discover Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thompson MidCap Fund | Chewy, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thompson MidCap Fund | Bread Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thompson MidCap Fund | O-I Glass, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thompson MidCap Fund | Neurocrine Biosciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thompson MidCap Fund | Kornit Digital Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thompson MidCap Fund | Viatris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thompson MidCap Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Thompson MidCap Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Thompson MidCap Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Thompson MidCap Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Thompson MidCap Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Thompson MidCap Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Thompson MidCap Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Thompson MidCap Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Thompson MidCap Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Thompson MidCap Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Thompson Bond Fund | Lincoln National Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thompson Bond Fund | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thompson Bond Fund | JPMBB Commercial Mortgage Securities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thompson Bond Fund | Labrador Aviation Finance Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thompson Bond Fund | Morgan Stanley Bank of America Merrill Lynch Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Thompson Bond Fund | Commercial Mortgage Pass Through Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Thompson Bond Fund | Well Fargo Commercial Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Thompson Bond Fund | Coinstar Funding LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Thompson Bond Fund | Reinsurance Group of America, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thompson Bond Fund | TransCanada PipeLines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Thompson Bond Fund | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thompson Bond Fund | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Thompson Bond Fund | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Thompson Bond Fund | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%
Thompson Bond Fund | BB and Below Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Thompson Bond Fund | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Thompson Bond Fund | Other Net Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Thompson Bond Fund | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
Thompson Bond Fund | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Thompson Bond Fund | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Thompson Bond Fund | U.S. Government & Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Thompson Bond Fund | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Thompson Bond Fund | Net Other Assets & Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%